Provisions for employee benefits	12 Months Ended
Dec. 31, 2023
Provisions for employee benefits
Provisions for employee benefits

22 Provisions for employee benefits

(€ million)	December 31, 2023	December 31, 2022
Italian defined benefit plans	156	177
Foreign defined benefit plans	121	142
FISDE, foreign medical plans and other	118	126
Defined benefit plans	395	445
Other benefit plans	353	341
Provision for employee benefits	748	786

The liability relating to Eni's commitment to cover the healthcare costs of personnel is determined based on the contributions paid by the Company.

Other employee benefit plans related to deferred monetary incentive plans for €120 million, expansion contracts for €118 million, isopensione plans (a post retirement benefit plan applicable to a specific category of employees) of Eni Plenitude SpA Società Benefit for €77 million, Jubilee Awards for €26 million and other long-term plans for €12 million.

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	2023						2022
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE,foreign medical plans and other	Defined benefit plans	Other benefit plans	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
Present value of benefit liabilities at beginning of year	177	644	126	947	341	1,288	227	761	162	1,150	301	1,451
Current service cost	1	10	2	13	51	64	1	11	3	15	52	67
Interest cost	6	29	4	39	10	49	2	24	2	28	1	29
Remeasurements:	5	24	1	30	(2)	28	(26)	(118)	(33)	(177)	(22)	(199)
- actuarial (gains) losses due to changes in demographic assumptions	1	1		2	(1)	1		9		9	(2)	7
- actuarial (gains) losses due to changes in financial assumptions	4	8	2	14	1	15	(34)	(144)	(35)	(213)	(15)	(228)
- experience (gains) losses		15	(1)	14	(2)	12	8	17	2	27	(5)	22
Past service cost and (gain) loss on settlements	2	(13)	4	(7)	91	84					127	127
Plan contributions:		1		1		1		1		1		1
- employee contributions		1		1		1		1		1		1
Benefits paid	(37)	(39)	(9)	(85)	(97)	(182)	(28)	(30)	(8)	(66)	(87)	(153)
Reclassification to liabilities directly associated with assets held for sale		(147)	(6)	(153)	(2)	(155)		(2)	(2)	(4)		(4)
Currency translation differences and other changes	2	(129)	(4)	(131)	(39)	(170)	1	(3)	2		(31)	(31)
Present value of benefit liabilities at end of year (a)	156	380	118	654	353	1,007	177	644	126	947	341	1,288
Plan assets at beginning of year		503		503		503		633		633		633
Interest income		19		19		19		18		18		18
Return on plan assets								(117)		(117)		(117)
Past service cost and (gains) losses settlements								(1)		(1)		(1)
Plan contributions:		25		25		25		14		14		14
- employee contributions		1		1		1		1		1		1
- employer contributions		24		24		24		13		13		13
Benefits paid		(31)		(31)		(31)		(21)		(21)		(21)
Reclassification to liabilities directly associated with assets held for sale		(123)		(123)		(123)
Currency translation differences and other changes		(132)		(132)		(132)		(23)		(23)		(23)
Plan assets at end of year (b)		261		261		261		503		503		503
Asset ceiling at beginning of year		1		1		1		1		1		1
Change in asset ceiling		1		1		1
Asset ceiling at end of year (c)		2		2		2		1		1		1
Net liability recognized at end of year (a-b+c)	156	121	118	395	353	748	177	142	126	445	341	786

Costs charged to the profit and loss account, valued using actuarial assumptions, consisted of the following:

(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
2023
Current service cost	1	10	2	13	51	64
Past service cost and (gains) losses on settlements	2	(13)	4	(7)	91	84
Interest cost (income), net:
- interest cost on liabilities	6	29	4	39	10	49
- interest income on plan assets		(19)		(19)		(19)
Total interest cost (income), net	6	10	4	20	10	30
- of which recognized in "Payroll and related cost"					10	10
- of which recognized in "Financial income (expense)"	6	10	4	20		20
Remeasurements for long-term plans					(2)	(2)
Administrative fees paid
Total	9	7	10	26	150	176
- of which recognized in "Payroll and related cost"	3	(3)	6	6	150	156
- of which recognized in "Financial income (expense)"	6	10	4	20		20
2022
Current service cost	1	11	3	15	52	67
Past service cost and (gains) losses on settlements					127	127
Interest cost (income), net:
- interest cost on liabilities	2	24	2	28	1	29
- interest income on plan assets		(18)		(18)		(18)
Total interest cost (income), net	2	6	2	10	1	11
- of which recognized in "Payroll and related cost"					1	1
- of which recognized in "Financial income (expense)"	2	6	2	10		10
Remeasurements for long-term plans					(22)	(22)
Administrative fees paid		1		1		1
Total	3	18	5	26	158	184
- of which recognized in "Payroll and related cost"	1	12	3	16	158	174
- of which recognized in "Financial income (expense)"	2	6	2	10		10

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Table of Contents

Costs of defined benefit plans recognized in other comprehensive income consisted of the following:

	2023				2022
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total
Actuarial (gains)/losses due to changes in demographic assumptions	1	1		2		9		9
Actuarial (gains)/losses due to changes in financial assumptions	4	8	2	14	(34)	(144)	(35)	(213)
Experience (gains) losses		15	(1)	14	8	17	2	27
Return on plan assets						117		117
Changes in asset ceiling		1		1
Remeasurements	5	25	1	31	(26)	(1)	(33)	(60)

Plan assets consisted of the following:

(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance companies	Other	Total
December 31, 2023
Plan assets with a quoted market price	4	24	121	11	55		5	15	235
Plan assets without a quoted market price							26		26
	4	24	121	11	55		31	15	261
December 31, 2022
Plan assets with a quoted market price	23	25	260	11	4	4	26	146	499
Plan assets without a quoted market price							4		4
	23	25	260	11	4	4	30	146	503

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for 2024 consisted of the following:

		Italian defined benefit plans	Foreign defined benefit plans	FISDE	Other benefit plans
2023
Discount rate	(%)	3.1	1.4-25.9	3.1	3.1-3.3
Rate of compensation increase	(%)	3.0	1.9-20.0
Rate of price inflation	(%)	2.0	1.2-15.5	2.0	2.0
Life expectations on retirement at age 65	(years)		14-23	24
2022
Discount rate	(%)	3.7	2.2-15.4	3.7	3.4-3.7
Rate of compensation increase	(%)	3.4	1.9-12.5
Rate of price inflation	(%)	2.4	1.2-11.5	2.4	2.4
Life expectations on retirement at age 65	(years)		13-24	24

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

		Euro area	Rest of Europe	Africa	Other areas	Foreign defined benefit plans
2023
Discount rate	(%)	3.2-3.3	1.4-4.5	3.2-25.9	6.9	1.4-25.9
Rate of compensation increase	(%)	1.9-3.0	3.0	5.0-20.0	5.0	1.9-20.0
Rate of price inflation	(%)	1.9-2.1	1.2-3.4	3.1-15.5	3.5	1.2-15.5
Life expectations on retirement at age 65	(years)	21-23	23	14-18		14-23
2022
Discount rate	(%)	3.5-3.8	2.2-4.8	3.8-15.4	7.0	2.2-15.4
Rate of compensation increase	(%)	1.9-3.0	3.0-4.0	1.9-12.5	5.0	1.9-12.5
Rate of price inflation	(%)	1.9-2.2	1.2-3.5	3.0-11.5	3.0	1.2-11.5
Life expectations on retirement at age 65	(years)	21-22	23-24	13-17		13-24

The effects of a possible change in the main actuarial assumptions at the end of the year are not material.

The amount of contributions expected to be paid for employee benefit plans in the next year amounted to €147 million, of which €40 million related to defined benefit plans.

The following is an analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration:

(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other benefit plans
December 31, 2023
2024	14	24	9	107
2025	13	22	9	103
2026	14	23	7	86
2027	16	22	7	30
2028	18	23	7	14
2029 and thereafter	81	7	79	13
Weighted average duration (years)	6.8	13.6	10.8	2.3
December 31, 2022
2023	14	29	7	94
2024	13	28	7	95
2025	14	26	7	85
2026	17	35	7	30
2027	15	31	7	16
2028 and thereafter	104	(7)	91	21
Weighted average duration (years)	7.5	13.2	11.5	2.5